ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll payable	$ 8,456	¥ 55,176	¥ 23,087
Accrued expenses	4,454	29,063	3,336
Tax payable	2,665	17,391	3,197
Deposits	316	2,061	700
Others	512	3,338	880
Total	$ 16,403	¥ 107,029	¥ 31,200